As filed with the Securities and Exchange	Registration No. 333-117617
Commission on November 28, 2005

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 4	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

ReliaStar Life Insurance Company of New York Variable Life Separate Account I
(Exact Name of Registrant)

ReliaStar Life Insurance Company of New York
(Name of Depositor)

1000 Woodbury Road.
Woodbury, NY 11797
(Address of Depositor's Principal Executive Offices) (Zip Code)

1-800-233-1351
(Depositor's Telephone Number, including Area Code)

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, Hartford, Connecticut 06156

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on __________, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, as supplemented, dated April 29, 2005, is incorporated into Part A of this Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-117617) by reference to Registrant's filings under Rule 485(a), as filed on August 3, 2005; Rule 485(b), as filed on September 28, 2005; Rule 497(c), as filed on May 2, 2005; and 497(e) as filed on July 8, 2005, July 29, 2005, August 22, 2005, September 28, 2005, and October 7, 2005, (File No. 333-117617).

ING INVESTOR ELITE NY

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Supplement dated November 28, 2005, to the Prospectus dated April 29, 2005

This supplement adds certain information to and amends certain information contained in the prospectus dated April 29, 2005, as supplemented. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND CLOSURES AND MERGERS

ING AIM Mid Cap Growth Portfolio. On December 2, 2005, the ING AIM Mid Cap Growth Portfolio was closed to new investors and to new investments by existing investors. Effective December 3, 2005, the ING AIM Mid Cap Growth Portfolio (Class S) will merge into and become part of the ING FMRSM Diversified Mid Cap Portfolio (Class S). Because of this merger, your investment in the ING AIM Mid Cap Growth Portfolio (Class S) automatically became an investment in the ING FMRSM Diversified Mid Cap Portfolio (Class S) with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING Aim Mid Cap Portfolio (Class S) will be automatically allocated to the ING FMRSM Diversified Mid Cap Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue NW, Minot, North Dakota 58703, 1-877-886-5050. See also the Transfers section on page 45 of your prospectus for further information about making fund allocation changes.

ING VP Disciplined LargeCap Portfolio. On December 2, 2005, the ING VP Disciplined LargeCap Portfolio was closed to new investments by existing investors. Effective December 3, 2005, the ING VP Disciplined LargeCap Portfolio (Class I) will merge into and become part of the ING Fundamental Research Portfolio (I Class). Because of this merger, your investment in the ING VP Disciplined LargeCap Portfolio (Class I) automatically became an investment in the ING Fundamental Research Portfolio (I Class) with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP Disciplined LargeCap Portfolio (Class I) will be automatically allocated to the ING Fundamental Research Portfolio (I Class). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue NW, Minot, North Dakota 58703, 1-877-886-5050. See also the Transfers section on page 45 of your prospectus for further information about making fund allocation changes.

ING VP MagnaCap Portfolio. On December 2, 2005, the ING VP MagnaCap Portfolio was closed to new investments by existing investors. Effective December 3, 2005, the ING VP MagnaCap Portfolio (Class I) will merge into and become part of the ING VP Value Opportunity Portfolio (Class I). Because of this merger, your investment in the ING VP MagnaCap Portfolio (Class I) automatically became an investment in the ING VP Value Opportunity Portfolio (Class I) with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio (Class I) will be automatically allocated to the ING VP Value Opportunity Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue NW, Minot, North Dakota 58703, 1-877-886-5050. See also the Transfers section on page 45 of your prospectus for further information about making fund allocation changes.

137561	Page 1 of 5	November 2005

Each of these mergers will provide investors the opportunity to invest in a larger fund with similar investment objectives and strategies and lower total fund expenses.

You will not incur any fees or charges or any tax liability because of these mergers, and your policy value immediately before the merger will equal your policy value immediately after the merger.

There will be no further disclosure regarding the ING AIM Mid Cap Growth, ING VP Disciplined LargeCap and ING VP MagnaCap Portfolios in future prospectuses of the policy.

IMPORTANT INFORMATION ABOUT FUND ADDITIONS

Effective December 2, 2005, the following funds are added as available variable investment options under the policy:
ING FMRSM Diversified Mid Cap Portfolio (Class S)
ING MarketPro Portfolio (Class I)
ING MarketStyle Growth Portfolio (Class I)
ING MarketStyle Moderate Growth Portfolio (Class I)
ING MarketStyle Moderate Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class S)
ING VP Value Opportunity Portfolio (Class I)

Information about these new funds is contained in the tables below.

The following information is added to the Fund Expense Table beginning on page 12 of the prospectus:

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING FMRSM Diversified Mid Cap Portfolio (Class S) [2]	0.75%	--	0.26%	1.01%	--	1.01%
ING MarketPro Portfolio (Class I) [27,28,29]	0.70%	--	0.10%	0.80%	--	0.80%
ING MarketStyle Growth Portfolio (Class I) [27,29]	0.59%	--	0.05%	0.64%	0.08%	056%
ING MarketStyle Moderate Growth Portfolio (Class I) [27,29]	0.55%	--	0.05%	0.60%	0.07%	0.53%
ING MarketStyle Moderate Portfolio (Class I) [27,29]	0.53%	--	0.05%	0.58%	0.06%	0.52%
ING VP Index Plus International Equity Portfolio (Class S) [11,20]	0.45%%	--	0.47%	0.92%	0.12%	0.80%
ING VP Value Opportunity Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%

137561	Page 2 of 5	November 2005

[2]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

[11]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for these Portfolios. Other Expenses for each Portfolio are estimated because the Portfolios did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

[19]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

[20]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[27]

The amounts shown reflect the net operating expenses paid directly and indirectly by each Portfolio. Shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because a weighted average is used in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for the Portfolio's current fiscal year as the Portfolio had not commenced operations as of December 31, 2004.

[28]

Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected under the heading Other Expenses.

[29]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments. The expense limitation agreement will continue through at least May 1, 2007. For further information regarding the expense limitation agreements, see the Fund's prospectus.

137561	Page 3 of 5	November 2005

The Fund Fees and Expenses section on page 11 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the Fund Expense Table which begins on the following page and the fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Fund Expenses (expenses deducted from fund assets)

	Minimum	Maximum
Total Gross Annual Fund Expenses [5]	0.27%	1.74%
Total Net Annual Fund Expenses [5,6]	0.27%	1.50%

[5]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[6]

The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through May 1, 2006. Out of all of the funds available through the policy, 30 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Tables which begin on page 12 of the prospectus and page 2 of this supplement for more detailed information about these contractual arrangements. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available funds, not just those with contractual arrangements.

IMPORTANT INFORMATION REGARDING THE ING ALLIANCE MID CAP GROWTH PORTFOLIO

Effective December 2, 2005, the ING Alliance Mid-Cap Growth Portfolio will be renamed ING AllianceBernstein Mid-Cap Growth Portfolio. Accordingly, all references to ING Alliance Mid-Cap Growth Portfolio (Class I) are to be replaced with ING AllianceBernstein Mid-Cap Growth Portfolio (Class I).

IMPORTANT INFORMATION REGARDING THE ING SALOMON BROTHERS INVESTORS PORTFOLIO

Effective December 2, 2005, the ING Salomon Brothers Investors Portfolio will be renamed ING Lord Abbett Affiliated Portfolio and Lord, Abbett & Co. LLC will replace Salomon Brothers Asset Management Inc. as subadviser. Accordingly, all references to ING Salomon Brothers Investors Portfolio (Class I) are to be replaced with ING Lord Abbett Affiliated Portfolio (Class I) and Appendix B of the prospectus is to be revised to reflect the new subadvisory arrangement.

137561	Page 4 of 5	November 2005

The following information is added to Appendix B of the prospectus:
Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING Lord Abbett Affiliated Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital.
ING MarketPro Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING MarketStyle Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and some current income.
ING MarketStyle Moderate Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING MarketStyle Moderate Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and current income.
ING VP Index Plus International Equity Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.
ING VP Value Opportunity Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.

137561	Page 5 of 5	November 2005
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated April 29, 2005, is incorporated into Part B of this Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-117617) by reference to Registrant's filing under Rule 497(c), as filed on May 2, 2005, (File No. 333-117617).

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)	(1)

Resolution of Board of Directors of ReliaStar Life Insurance Company of New York establishing the ReliaStar Life Insurance Company of New York Variable Life Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

Resolution of Board of Directors of ReliaStar Life Insurance Company of New York changing the name of ReliaStar Life Insurance Company of New York Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(b)	Not Applicable.
(c)	(1)

Amendment to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(2)

Distribution Agreement, dated as of August 1, 2004, between ReliaStar Life Insurance Company of New York and ING America Equities, Inc. (Incorporated by reference to Post Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

	(3)	Specimens of WSSI Selling Agreements. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)
(4)

Specimen of ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18. 2002.)

(d)	(1)	Flexible Premium Variable Life Insurance Policy.
	(2)	Form of Accelerated Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-19123, as filed on May 9, 1997.)
	(3)	Form of Accidental Death Benefit Rider. ((Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(4)	Form of Additional Insured Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(5)	Form of Insured's Cost of Living Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(6)	Form of Total Disability Specified Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(7)	Form of Waiver of Monthly Deduction Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-52358, as filed on December 20, 2000.)
	(8)	Full Death Benefit Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(9)	Extended Death Benefit Guarantee Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(10)	Modification Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(11)	Interest Rate Guarantee Rider. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration on Form N-6, File No. 333-117616, as filed on September 24, 2004.)
	(12)	Overloan Lapse Protection Rider. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 117617, as filed on August 3, 2005.)
(e)	(1)	Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Supplement to Policy Application Form. (Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 7, 2000.)
(f)	(1)	Amended Charter of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Amended By-Laws of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
(g)	Not Applicable.
(h)	(1)	(a)

Participation Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company of New York, on behalf of itself and its separate account, A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

(b)

Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment No. 1, dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, The Alger American Fund and Fred Alger & Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Service Agreement dated as of August 8, 1997 between ReliaStar Bankers Security Life Insurance Company (to be renamed ReliaStar Life Insurance Company of New York) and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

	(3)	(a)

Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

Participation Agreement dated as of March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(b)

Amendment No. 1 to Participation Agreement by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(d)

Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment No. 5 to Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-117617, as filed on April 7, 2005.)

(g)

Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(h)

Participation Agreement dated March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Registration Statement to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(i)

Amendment No. 1 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(j)

Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(k)

Amendment No. 3 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(l)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(m)

Amendment No. 5 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(n)

Amendment dated April 5, 2002 to the Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 33-52358, as filed on April 18, 2002.)

(o)

Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(p)

Form of Service Contract with Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, File Number 333-19123, as filed on May 9, 1997.)

(q)

Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File Number 333-19123, as filed on May 9, 1997.)

	(5)	(a)

Participation Agreement dated as of May 1, 2002 by and among ING VP Bond Portfolio and ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(6)	(a)	Form of Participation Agreement by and among ReliaStar Life Insurance Company of New York, the GCG Trust and Directed Services, Inc.
	(7)	(a)

Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(b)

Amendment dated as of March 13, 2002 to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(c)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(d)

Service Agreement effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York on behalf of ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(e)

Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2002 by and between ReliaStar Life Insurance Company of New York and Portfolio Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement dated December 6, 2001 by and between ReliaStar Life Insurance Company of New York and ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(8)	(a)

Participation Agreement dated as of May 1, 2002 by and among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(9)	(a)

Participation Agreement dated as of May 1, 2001 by and between ReliaStar Life Insurance Company of New York, Pilgrim Variable Products Trust and Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(c)

Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(d)

Amendment dated as of August 30, 2002 to Administrative and Shareholder Services Agreement between ReliaStar Life Insurance Company of New York and ING Funds Services, LLC. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(10)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment dated as of October 8, 1998 to Participation Agreement by and between ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Security Life Insurance Company) and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment dated as of January 6,1999 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Letter Agreement dated August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company) and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

Amendment, dated as of October 8, 1998, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, as filed on April 18, 2002.)

	(11)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Banker's Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(c)

Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Letter Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Neuberger Berman Management Incorporated. (Incorporated by reference to Pose-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(12)	(a)

Participation Agreement by and between ReliaStar's Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York, OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April l9, 1999.)

(c)

Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company of New York and OpCap Advisers. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(13)	(a)

Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(14)	(a)

Participation Agreement dated as of January 8, 1997 by and among Putnam Variable Trust (formerly known as Putnam Capital Manager Trust) and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, as filed on May 9, 1997.)

(b)

Amendment No. 1 dated as of March 3, 1998 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment No. 2 dated as of March 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Amendment No. 3 dated as of March 30, 2001 to Participation Agreement among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(i)	(1)

Management Services Agreement by and between ReliaStar Life Insurance Company (formerly known as Northwestern National Life Insurance Company) and Bankers Security Life Insurance Company. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (Incorporated by reference to Initial Registration on Form N-4, File No. 333-85613, as filed on April 5, 2002.)

(j)	Not Applicable
(k)	Opinion and Consent of Counsel. (Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6, File No. 333-117617, as filed on April 8, 2005.)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)	Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-117329, as filed on November 23, 2005.)
Item 27	Directors and Officers of the Depositor
Name and Principal Business Address			Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, President and Chief Executive Officer
James R. Gelder, 20 Washington Avenue S, Minneapolis, MN 55401			Director, Chairman and Executive Vice President
Robert P. Browne, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Brian D. Comer, 151 Farmington Avenue, Hartford, CT 06156			Director and Senior Vice President
Carol V. Coleman*			Director
R. Michael Conley*			Director
James F. Lille*			Director
Gregory G. McGreevey, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director and Vide President, Investments
Curtis W. Olson, 100 Washington Square, Minneapolis, MN 55401			Director
Howard L. Rosen, 1475 Dunwoody Drive, West Chester, PA 19380			Director
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156			Director
Charles B. Updike, Schoeman, Updike & Kaufman, 60 East 42nd Street, New York, NY 10165			Director
Ross M. Weale, Putnam County Economic Development Corporation, 34 Gleneida Avenue, Carmel, NY 10512			Director
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, Executive Vice President and Chief Financial Officer
Michael L. Emerson, 20 Washington Avenue S, Minneapolis, MN 55401			CEO, ING Re
William D. Bonneville, 1000 Woodbury Road, Woodbury, NY 11797			Executive Vice President and Chief Administrative Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President and Treasurer
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Tax
Curtis W. Olson, 20 Washington Avenue S, Minneapolis, MN 55401			Senior Vice President
Harry N. Stout, 1475 Dunwoody Drive, West Chester, PA 19380			Senior Vice President
Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005.			Vice President, Chief Compliance Officer and Assistant Secretary
Howard L. Rosen, 1475 Dunwoody Drive, West Chester, PA 19380			Vice President and Appointed Actuary
Kimberly M. Curley, 1290 Broadway, Denver CO 80203			Vice President and Illustration Actuary
John D. Currier, 1475 Dunwoody Drive, West Chester, PA 19380			Vice President and Illustration Actuary
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401			Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703			Vice President
Chad M. Eslinger, 2001 21st Avenue N.W., Minot, ND 58703			Vice President
Cherie T. J. Goosen, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President
Deborah C. Hancock, 1290 Broadway, Denver CO 80203			Vice President
John F. Todd, 151 Farmington Avenue, Hartford, CT 06156			General Counsel
Paula Cludray-Engelke, 20 Washington Avenue S, Minneapolis, MN 55401			Secretary
*			These Directors and Officers do not have a business address.
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 29	Indemnification

ReliaStar Life Insurance Company of New York indemnifies, to the full extent permitted by the laws of the State of New York, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by reason of the fact that he is or was a director, officer or employee of ReliaStar Life Insurance Company of New York, or is or was serving at the request of ReliaStar Life Insurance Company of New York as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding. ReliaStar Life Insurance Company of New York may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar Life Insurance Company of New York in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified and to what extent any such person may be indemnified. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life Insurance Company of New York, pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life Insurance Company of New York has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life Insurance Company of New York of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life Insurance Company of New York in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life Insurance Company of New York in connection with the securities being registered, ReliaStar Life Insurance Company of New York will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of New York, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section XIII of the ING America Equities, Inc. Distribution Agreement provides that ING America Equities, Inc. will indemnify and hold harmless certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was an officer, director or employee of ING America Equities, Inc., as long as he acted in good faith on behalf of ING America Equities and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.

Item 30	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company and Security Life of Denver Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue N.W., Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$594,755
*

Includes payments to agents/registered representatives, broker/dealers and regional managers/brokerage general agents; expense allowances; and payments to ING Financial Partners, Inc. as a marketing allowance.

Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Woodbury, NY 11797 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.
Item 33	Fee Representations

ReliaStar Life Insurance Company of New York represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York under the policies. ReliaStar Life Insurance Company of New York bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company of New York to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ReliaStar Life Insurance Company of New York Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to this Registration Statement on Form N-6 (File No. 333-117617) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 28th day of November, 2005.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Donald W. Britton*
Donald W. Britton President and Chief Executive Officer (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities indicated and on the date indicated.
Signature	Title	Date

/s/ Donald W. Britton*	Director, President and Chief Executive Officer
Donald W. Britton	(principal executive officer)

/s/ James R. Gelder*	Director, Chairman and Executive Vice President
James R. Gelder

/s/ Robert P. Browne*	Director
Robert P. Browne

/s/ Brian D. Comer*	Director
Brian D. Comer

/s/ Carol V. Coleman*	Director
Carol V. Coleman

/s/ R. Michael. Conley*	Director	November
R. Michael Conley		28, 2005

/s/ James F. Lille*	Director
James F. Lille

/s/ Gregory G. McGreevey*	Director
Gregory G. McGreevey

/s/ Curtis W. Olson*	Director
Curtis W. Olson

/s/ Howard L. Rosen*	Director
Howard L. Rosen

/s/ Catherine H. Smith*	Director
Catherine H. Smith

/s/ Charles B. Updike*	Director
Charles B. Updike

/s/ Ross M. Weale*	Director
Ross M. Weale

/s/ David A. Wheat*	Director, Executive. Vice President and Chief Financial
David A. Wheat	Officer (principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
Exhibit Index

Exhibit No.	Exhibit

26(h)(6)(a)	Form of Participation Agreement among the GCG Trust, ReliaStar Life Insurance Company of New York and Directed Services, Inc.

26(n)	Consent of Independent Registered Public Accounting Firm